Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Jennison Natural Resources Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000816753
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2021
Prospectus Date	rr_ProspectusDate	Dec. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Natural Resources Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGNAX
PGIM Jennison Natural Resources Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNRCX
PGIM Jennison Natural Resources Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNRRX
PGIM Jennison Natural Resources Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNRZX
PGIM Jennison Natural Resources Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJNQX